Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Matrix [Member]
Employee Benefit Liabilities (Tables) [Line Items]
Schedule of Defined Benefit Plans	Composition of defined benefit plans is as follows:
	December 31,
	2023	2022
Defined benefit obligation	$85,743	$91,973
Fair value of plan assets	(75,316)	(82,857)
Net defined benefit liability	$10,427	$9,116